Share-based payments - Summary of Cost Related to Share-Based Payment Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Equity-settled	$ 44	$ 39	$ 30
Total	46	41	32
Operating profit [Member]
Statement [Line Items]
Equity-settled	28	26	19
Cash-settled	2	2	2
System Fund [member]
Statement [Line Items]
Equity-settled	$ 16	$ 13	$ 11